DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Rollforward of Intangible Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	May 25, 2022
VOBA Asset
Balance, beginning of year	$ 404,000,000	$ 538,000,000
Acquisition from business combination	538,000,000
Amortization	(134,000,000)
Balance, end of year	404,000,000
VOBA Liability
Balance, beginning of year
Acquisition from business combination	913,000,000
Amortization	(29,000,000)
Balance, end of year	$ 884,000,000